[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo(reg.sm)]
American
Century

Equity Income Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

[photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                                  APRIL 25, 1999
                                                                  INVESTOR CLASS

 You may obtain the Prospectus and other  information  about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
   Investor Centers. See the back cover for additional telephone numbers and our address.


EQUITY INCOME FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Equity Income seeks to provide current income. Capital appreciation is a secondary objective.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers look for stocks with a favorable dividend-paying history that show the prospect for continuing and/or increasing dividend payments. Secondarily, the fund managers look for the possibility that the stock price may increase.

    Under normal circumstances, the fund will invest at least 85% of its assets in income-paying securities and at least 65% of its assets in stocks. A portion of the fund's assets may be invested in bonds and other fixed-income securities. When the fund managers believe that it is prudent, they also may invest assets in non-leveraged futures and options. "Non-leveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks. The fund seeks to receive dividend payments that provide a yield to the fund that exceeds the yield of the stocks comprising the S&P 500 Index.

    Additional information about Equity Income's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * As with all funds, at any given time the value of your shares of Equity Income may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    * The value of Equity Income's shares depends on the value of the securities it owns and the amount of dividends and interest paid to the fund. The value of the individual securities the fund owns and the dividends they pay will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    * The value of Equity Income's assets invested in bonds and other fixed-income securities will go up and down as prevailing interest rates change. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline.

    * If the individual stocks Equity Income owns do not continue or increase dividend payments, or if the values of those stocks do not increase, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices are generally increasing.

    In summary, Equity Income is intended for investors who seek current income through an equity fund that invests primarily in dividend-paying stocks and who are willing to accept the risks associated with that investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Equity Income's Investor Class shares for each calendar year since the fund's inception on August 1, 1994. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.


Equity Income                                 American Century Investments


[data shown in bar chart]
     Calendar Year-By-Year Returns (1)
             1998     12.97%
             1997     28.26%
             1996     23.31%
             1995     29.63%

           (1)As of March 31, 1999, the end of the most recent calendar quarter, Equity Income's year-to-date return was -4.72%.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    Equity Income             14.19% (4Q1998)         -6.23% (3Q1998)

    The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The S&P 500 Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                                            1 YEAR             LIFE OF FUND(1)
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED MARCH 31, 1999)
               Equity Income                -0.44%                  18.63%
               S&P 500 Index                18.42%                  27.20%

        (1)The inception date for Equity Income is August 1, 1994.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century fund

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES

     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

               Management Fee                                        1.00%
               Distribution and Service (12b-1) Fees                 None
               Other Expenses(1)                                     0.00%
               Total Annual Fund Operating Expenses                  1.00%

        (1)Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE
             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above
             . . . your cost of investing in the fund would be:

                    1 year         3 years         5 years         10 years
                     $102           $318            $551            $1,219

            Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers on the Equity Income team are identified as follows:

    PHILLIP N. DAVIDSON, Vice President and Portfolio Manager, has been a member of the team that manages Equity Income since its inception in August 1994. He joined American Century in September 1993. He has a bachelor's degree in finance and an MBA from Illinois State University.


Fund Profile                                                  Equity Income


    SCOTT A. MOORE, Portfolio Manager, has been a member of the team that manages Equity Income since October 1996 and Portfolio Manager since February 1999. He joined American Century in August 1993 as an Investment Analyst. He has a bachelor's degree in finance from Southern Illinois University and an MBA in finance from the University of Missouri - Columbia. He is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    *  Complete and return the enclosed application

    *  Call us and exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts) unless you establish an automatic investment plan of at least $50 per month. If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Equity Income for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Equity Income pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    * telephone transactions
    * wire and electronic funds transfers
    * 24-hour Automated Information Line transactions
    * 24-hour online Internet account access and transactions

    You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information   contained  in  our  Investor   Services   Guide   pertains  to
    shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.


[american century logo(reg.sm)]
American
Century


AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353

Visit our Web site at WWW.AMERICANCENTURY.COM [link to web site with arrow]

SH-PRF-16090   9904                                   Funds Distributor, Inc.

[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo(reg.sm)]
American
Century


Value Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

[photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                                  APRIL 25, 1999
                                                                  INVESTOR CLASS

 You may obtain the Prospectus and other  information  about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
   Investor Centers. See the back cover for additional telephone numbers and our address.



VALUE FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Value seeks long-term capital growth by investing primarily in common stocks. Income is a secondary objective.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers look for stocks of medium to large companies that they believe are undervalued at the time of purchase. They use a value investment strategy that looks for companies that are temporarily out of favor in the market. The fund managers attempt to purchase the stock of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up.

    Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the fund managers look for earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices, or companies whose dividend payments appear high when compared to the stock prices.

    Although Value will invest primarily in equity securities, it also may invest up to 20% of its assets in other types of securities. When the fund managers believe that it is prudent, they also may invest assets in non-leveraged futures and options. "Non-leveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

    Additional information about Value's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * As with all funds, at any given time the value of your shares of the fund may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    * The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities Value owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    * If the market does not consider the individual stocks purchased by Value to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices are generally increasing.

    * Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

    In summary, Value is intended for investors who seek long-term capital growth through an equity fund utilizing the value style of investing and who are willing to accept the risks associated with that investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Value's Investor Class shares for each calendar year since the fund's inception on September 1, 1993. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.


Value                                         American Century Investments


[data shown in bar chart]
     Calendar Year-By-Year Returns (1)
            1998       14.99%
            1997       26.01%
            1996       24.25%
            1995       32.80%
            1994        3.99%

           (1)As of March 31, 1999, the end of the most recent calendar quarter, Value's year-to-date return was -4.33%.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                        Highest                       Lowest
    Value               12.87% (2Q 1997)              -10.85% (3Q 1998)

    The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The S&P 500/BARRA Value Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                                        1 YEAR     5 YEARS      LIFE OF FUND(1)
AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED MARCH 31, 1999)
   Value                                -9.88%      17.29%        15.54%
   S&P 500/BARRA
     Value Index                         5.73%      21.36%        18.30%

        (1)The inception date for Value is September 1, 1993.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century fund

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
        Management Fee                                          1.00%
        Distribution and Service (12b-1) Fees                   None
        Other Expenses(1)                                       0.00%
        Total Annual Fund Operating Expenses                    1.00%

        (1)Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE
             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above
             . . . your cost of investing in the fund would be:

                    1 year       3 years        5 years       10 years
                     $102          $318           $551         $1,219

            Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.


5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers on the Value team are identified as follows:

    PHILLIP N. DAVIDSON, Vice President and Portfolio Manager, has been a member of the team that manages Value since joining American Century in September 1993. He has a bachelor's degree in finance and an MBA from Illinois State University.


Fund Profile                                                          Value


    SCOTT A. MOORE, Portfolio Manager, has been a member of the team that manages Value since October 1996 and Portfolio Manager since February 1999. He joined American Century in August 1993 as an Investment Analyst. He has a bachelor's degree in finance from Southern Illinois University and an MBA in finance from the University of Missouri - Columbia. He is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    *  Complete and return the enclosed application

    *  Call us and exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts) unless you establish an automatic investment plan of at least $50 per month. If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Value for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Value pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    * telephone transactions
    * wire and electronic funds transfers
    * 24-hour Automated Information Line transactions
    * 24-hour online Internet account access and transactions

    You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information   contained  in  our  Investor   Services   Guide   pertains  to
    shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.


[american century logo(reg.sm)]
American
Century

FAX   816-340-7962

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353

Visit our Web site at WWW.AMERICANCENTURY.COM [link to web site with arrow]

SH-PRF-16089   9904                                   Funds Distributor, Inc.

[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo(reg.sm)]
American
Century


Equity Index Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

[photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                                  APRIL 25, 1999
                                                                  INVESTOR CLASS

 You may obtain the Prospectus and other  information  about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
   Investor Centers. See the back cover for additional telephone numbers and our address.


EQUITY INDEX FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Equity Index seeks long-term capital growth by investing primarily in the common stocks contained in the S&P 500 Index.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    Equity Index seeks to match, as closely as possible, the investment characteristics and results of the S&P 500 Index. The fund managers buy and sell stocks and other securities in order to build an investment portfolio that seeks to mirror the S&P 500 Index.

    The fund managers generally will select stocks for the fund's portfolio in order of their weightings in the S&P 500 Index, beginning with the heaviest-weighted stocks. The fund attempts to be fully invested at all times in the stocks that comprise the S&P 500 Index and, in any event, will keep at least 80% of the fund's total assets invested this way.

    The S&P 500 Index is an unmanaged index composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Standard & Poor's, a division of The McGraw-Hill Companies, Inc., chooses the stocks included in the S&P 500 Index. The weightings of stocks in the S&P 500 Index are based on each stock's total market capitalization relative to the other stocks contained in the index. Because of this weighting, the fund expects that the 50 largest companies will comprise a large proportion of the S&P 500 Index.

    When the fund managers believe that it is prudent, the fund also may invest in S&P 500 Index futures and options. The fund will purchase futures and options on a non-leveraged basis. "Non-leveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. S&P 500 Index futures and options can help the fund's assets remain liquid while performing more like the S&P 500 Index.

    "Standard & Poor's(reg.tm)," "Standard & Poor's 500," "S&P 500(reg.tm)" and "S&P(reg.tm)" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by American Century. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * As with all funds, at any given time the value of your shares of Equity Index may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    * The value of Equity Index's shares depends on the value of the stocks and other securities it owns. The value of the individual securities Equity Index owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    * The fund's ability to correlate its performance with that of the S&P 500 Index may be affected by, among other things, changes in securities markets, the manner in which the total return of the S&P 500 Index is calculated, the size of the fund's portfolio, the amount of cash or cash equivalents held in the fund's portfolio, and the timing, frequency and size of shareholder purchases and redemptions. The fund will use cash flows from shareholder purchase and redemption activity to maintain, as closely as possible, the similarity of its portfolio to the securities comprising the S&P 500 Index.

    In summary, Equity Index is intended for investors who seek long-term capital growth by matching, as closely as possible, the investment results of the S&P 500 Index and who are willing to accept the risks associated with the fund's investment strategy.


Equity Index                                  American Century Investments


4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century fund

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.


     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
               Management Fee                                      0.49%
               Distribution and Service (12b-1) Fees               None
               Other Expenses(1)                                   0.00%
               Total Annual Fund Operating Expenses                0.49%

        (1)Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, are expected to be less than 0.005% for the current fiscal year.

           EXAMPLE
             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above
             . . . your cost of investing in the fund would be:

                            1 year               3 years
                              $50                 $157

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. The advisor has, in turn, hired Barclays Global Fund Advisors to make the day-to-day investment decisions for the fund. Barclays Global Fund Advisors performs this function under the supervision of American Century Investment Management, Inc. and the fund's Board of Directors.

6. HOW DO I BUY FUND SHARES?

    *  Complete and return the enclosed application

    *  Call us and exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $10,000. If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Equity Index for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Equity Index pays distributions from net investment income quarterly. The fund declares and pays distributions of net realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.


Fund Profile                                                   Equity Index


9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    * telephone transactions
    * wire and electronic funds transfers
    * 24-hour Automated Information Line transactions
    * 24-hour online Internet account access and transactions

    You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information   contained  in  our  Investor   Services   Guide   pertains  to
    shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.


[american century logo(reg.sm)]
American
Century


AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353

Visit our Web site at WWW.AMERICANCENTURY.COM [link to web site with arrow]

SH-PRF-16095   9904                                   Funds Distributor, Inc.